DEBT (Tables)	12 Months Ended
Sep. 30, 2011
DEBT
Component of unsecured long-term debt outstanding

	September 30,
	2011	2010
	(in thousands)
Unsecured intermediate debt issued August 15, 2002:
Series C, due August 15, 2012, 6.46%	$75,000	$75,000
Series D, due August 15, 2014, 6.56%	75,000	75,000
Unsecured senior notes issued July 21, 2009:
Due July 21, 2012, 6.10%	40,000	40,000
Due July 21, 2013, 6.10%	40,000	40,000
Due July 21, 2014, 6.10%	40,000	40,000
Due July 21, 2015, 6.10%	40,000	40,000
Due July 21, 2016, 6.10%	40,000	40,000
Unsecured senior credit facility due December 18, 2011, .61%	—	10,000

	$350,000	$360,000
Less long-term debt due within one year	115,000	—

Long-term debt	$235,000	$360,000

Schedule of aggregate maturities of long-term debt

Years ending September 30,

2012	$115,000
2013	40,000
2014	115,000
2015	40,000
2016	40,000

$350,000